Label	Element	Value
Pzena Emerging Markets Focused Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001027596_SupplementTextBlock
February 12, 2016

Pzena Emerging Markets Focused Value Fund

A series of Advisors Series Trust

Investor Class PZVEX

Institutional Class PZIEX

Supplement to the Summary Prospectus and Prospectus each dated June 28, 2015, and Statement of Additional Information (“SAI”), dated June 28, 2015, as supplemented

At the request of Pzena Investment Management, LLC (the “Adviser”), the investment adviser to the Pzena Emerging Markets Focused Value Fund, the Board of Trustees (the “Board”) of Advisors Series Trust has approved a change to the name of the Pzena Emerging Markets Focused Value Fund.

Effective immediately, all references in the Summary Prospectus, Prospectus and SAI to “Pzena Emerging Markets Focused Value Fund” are replaced with “Pzena Emerging Markets Value Fund”.

Effective March 1, 2016, the Adviser has contractually agreed to waive all or a portion of its management fees and pay operating expenses (excluding acquired fund fees and expenses, interest expense, taxes, dividends on securities sold short and extraordinary expenses) of the Fund in order to limit Total Annual Fund Operating Expenses to 1.60% of average daily net assets of the Investor Class shares and 1.25% of average daily net assets of the Institutional Class shares through at least June 27, 2017.  In connection with these changes, the following modifications are made to the Fund’s Summary Prospectus and Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	Pzena Emerging Markets Focused Value Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
•	The Fund’s Annual Fund Operating Expenses table on page 1 of the Summary Prospectus and page 5 of the Prospectus is deleted and replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 27, 2017
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
•	The Fund’s Example on pages 1-2 of the Summary Prospectus and page 5 of the Prospectus is deleted and replaced with the following:

Example.  This Example is intended to help you compare the cost of investing in the Emerging Markets Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	* * * * * Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.
Pzena Emerging Markets Focused Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	6.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.95%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.35%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,759
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,262
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 6,648
Pzena Emerging Markets Focused Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	3.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.48%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.23%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,062
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,006
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,410

[1]	Pzena Investment Management, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Emerging Markets Value Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest expense, taxes, dividends on securities sold short and extraordinary expenses) do not exceed 1.60% of average daily net assets of the Investor Class shares and 1.25% of average daily net assets of the Institutional Class shares (the "Expense Caps"). The Expense Caps will remain in effect through at least June 27, 2017, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived and paid, subject to the Expense Caps.